[Aetna Letterhead]                                         151 Farmington Avenue
[Aetna Logo]                                               Hartford, CT 06156

                                                           Anngharaad Reid
                                                           Prospectus Consultant
                                                           ARS Law TS31
September 3, 1999                                          (860) 273-4474
                                                           Fax:  (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: Aetna Insurance Company of America and its Variable Annuity Account I Prospectus Title: Aetna Marathon Plus - Group and Individual Deferred Variable Annuity Contracts
       File Nos.:  33-59749 and 811-8582
       Rule 497(e) Filing

Ladies and Gentlemen:

Submitted for filing pursuant to Rule 497(e) under the Securities Act of 1933 (the "33 Act") is a Supplement dated September 3, 1999 to the Statement of Additional Information for the above-referenced Prospectus. The Statement of Additional Information dated May 3, 1999 is incorporated into this filing by reference to the filing under Rule 497(c) under the Act, as filed with the Securities and Exchange Commission on April 9, 1999. This Supplement contains information that will vary from that contained in the Statement of Additional Information filed in the 497(c) filing as submitted to the Commission on April 9, 1999.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-4474.

Sincerely,

/s/ Anngharaad Reid

Anngharaad Reid

                           VARIABLE ANNUITY ACCOUNT I
                       Aetna Insurance Company of America

                    Supplement dated September 3, 1999 to the
              Statement of Additional Information dated May 3, 1999

 Aetna Marathon Plus - Group and Individual Deferred Variable Annuity Contracts

The information in this supplement amends certain information contained in the Statement of Additional Information dated May 3, 1999. You should read this supplement along with the Statement of Additional Information.

o The second paragraph of the section entitled "GENERAL INFORMATION AND HISTORY" is deleted and replaced with the following:

     Aetna Life Insurance and Annuity Company (ALIAC), a registered broker-dealer under the Securities Exchange Act of 1934, serves as the principal underwriter for the separate account. ALIAC is also a registered investment adviser under the Investment Advisers Act of 1940.

o The section entitled "OFFERING AND PURCHASE OF CONTRACT" is deleted and replaced with the following:

                       OFFERING AND PURCHASE OF CONTRACTS

     The Company is the depositor and Aetna Life Insurance and Annuity Company (ALIAC) is the principal underwriter for the securities sold under the prospectus. ALIAC offers the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of ALIAC or of other registered broker-dealers who have sales agreements with ALIAC. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."















Form No. X.SAI59749-99